File Nos. 333-90789

811-09685

As filed with the Securities and Exchange Commission on March 10, 2014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27	☒

(Check appropriate box or boxes)

PIONEER HIGH YIELD FUND

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Pioneer Investment Management, Inc.,

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 10th day of March, 2014.

PIONEER HIGH YIELD FUND

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on March 10, 2014:

	Signature	Title

	Mark E. Bradley*	Treasurer (Principal Financial and Accounting Officer)
Mark E. Bradley

	David R. Bock*	Trustee
David R. Bock

	Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

	Margaret B. W. Graham*	Trustee
Margaret B. W. Graham

	/s/ Daniel K. Kingsbury	President (Principal Executive Officer) and Trustee
Daniel K. Kingsbury

	Marc O. Mayer*	Trustee
Marc O. Mayer

	Thomas J. Perna*	Chairman of the Board and Trustee
Thomas J. Perna

	Marguerite A. Piret*	Trustee
Marguerite A. Piret

	Kenneth J. Taubes*	Trustee
Kenneth J. Taubes

	Stephen K. West*	Trustee
Stephen K. West

*By:	/s/ Daniel K. Kingsbury	Dated: March 10, 2014
Daniel K. Kingsbury
Attorney-in-fact

EXHIBIT INDEX

Index Number	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Document

EX-101.DEF	XBRL Taxonomy Extension Definition Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase